Note 4(b) - Vessels, Net - Delivery of Vessels (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Yard Installments	$ 75,318	$ 184,366
Capitalized Expenses	1,641	4,854
Final Carrying Amount	76,959	189,220
M/T Eco California [Member]
Yard Installments		34,313
Capitalized Expenses		1,270
Final Carrying Amount		35,583
M/T Eco Marina Del Ray [Member]
Yard Installments		35,787
Capitalized Expenses		1,066
Final Carrying Amount		36,853
M/T Eco Bel Air [Member]
Yard Installments		57,133
Capitalized Expenses		1,209
Final Carrying Amount		58,342
M/T Eco Beverly Hills [Member]
Yard Installments		57,133
Capitalized Expenses		1,309
Final Carrying Amount		$ 58,442
M/T Eco Los Angeles [Member]
Yard Installments	37,659
Capitalized Expenses	835
Final Carrying Amount	38,494
M/T Eco City of Angels [Member]
Yard Installments	37,659
Capitalized Expenses	806
Final Carrying Amount	$ 38,465